ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES
Registration Rights Damages	$ 189,663	$ 0
Consulting Services	163,647	163,647
Taxes And Other	110,590	149,388
Accrued Expenses	$ 463,900	$ 313,035